DCL-18029 P.W.

[redacted]

For Internal Use Only Sec File No. 9-	Submit 1 Original and 9 Copies	ROVAL 3235-0504 st 31, 2013 urden hours per response......3.60

12006540

RECEIVED
2012 NOV 14 AM 10:18
SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   Columbia Concentrated Large Cap Value Strategy ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   GVT
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:
[signature]

Date:
November 9, 2012

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 14 2012

SEC 2449 (6-01)

CHX
Chicago Stock Exchange

November 9, 2012

By Federal Express

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various ETFs

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and nine copies of the Forms 19b-4(e) relating to the following ETFs and ETNs:

AGEM	EGShares GEMS Composite ETF
AGLS	Accuvest Global Long Short ETF
BICK	First Trust BICK Index Fund ETF
FGEM	EGShares Financials GEMS ETF
FNIO	Ishares FTSE NATEIT Industrial Office Cap Index
FVD	First Trust Value Line Dividend ETF
FVI	First Trust Value Line Equity Allocation ETF
GUNR	FlexShares Morningstar Global Upstream Natural Resources Index Fund ETF
GVT	Columbia Concentrated Large Cap Value Strategy ETF
JUNR	Global X Junior Miners ETF
NKY	Precidian MAXIS Nikkei 225 Index ETF
OGEM	EGShares Energy GEMS ETF

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 14 2012

440 South LaSalle Street • Suite 800 • Chicago, Illinois 60605 • (312) 663-2222

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures